EARNINGS (LOSS) PER SHARE (Details Textual) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	33,887	87,093	50,932
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	0	30,255
Outstanding Options (In Shares)	551,380	551,380
Employee Stock Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	33,887	56,838	50,932
Outstanding Options (In Shares)	732,000	277,000	348,000